TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and accrued liabilities

As at December 31
($ millions)	2021	2020
Trade payables	652	434
Other payables & accrued liabilities	411	346
Total trade payables and other	1,063	780